                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                 CLASS I SHARES
                     SUPPLEMENT DATED MARCH 26, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's Taxable Fixed Income team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser and Paul F. O'Brien, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AA1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                CLASS II SHARES
                     SUPPLEMENT DATED MARCH 26, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's Taxable Fixed Income team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser and Paul F. O'Brien, an Executive Director of the Adviser. The composition of each team may change without notice from time to time

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AA2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                 CLASS I SHARES

                     SUPPLEMENT DATED MARCH 26, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's Taxable Fixed Income team. Each team is made up of established investment professionals. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser, and Paul F. O'Brien, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LIT SPT DI1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                CLASS II SHARES

                     SUPPLEMENT DATED MARCH 26, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's Taxable Fixed Income team. Each team is made up of established investment professionals. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser and Paul F. O'Brien, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LIT SPT DI2 3/02
                                                                             266